Prepaid expenses	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Prepaid expenses
11. Prepaid expenses

	December 31,
	2019	2018 (Restated)
Insurance premium	47,506	33,385
Aircraft and engine leases	39,989	28,234
Guarantee commission	16,332	20,682
Other	57,792	54,835

	161,619	137,136

Current	139,403	115,453

Non-current	22,216	21,683